Measurement of financial assets and liabilities - Credit risk (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial assets
Financial assets at amortised cost	$ 12,933	$ 13,947
All past due
Financial assets
Financial assets at amortised cost	9	7
Accumulated impairment
Financial assets
Financial assets at amortised cost	$ 0	$ 0